Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities [Abstract]
Schedule of subsidiaries, VIEs and subsidiaries of VIEs
			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
I Game Limited	Cayman Island	May 20, 2014	100%	Investment holding
Convergence Investment Co. Ltd.	Cayman Island	July 17,2015	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising, MVAS, and games and others
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	MVAS
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Beijing Youjiuzhou Technology Co., Ltd. (“Youjiuzhou”)	PRC	June 10, 2014	100%	Game
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Game
Shanghai Meowpaw Information Technology Co., Ltd. (“Meowpaw”)	PRC	January 14, 2015	75%	Game
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd. (“Fenghuang Interactive Entertainment “)*	PRC	June 1, 2012	100%	MVAS, and games and others
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Chengdu Huanyou Tianxia Network Techonology Co., Ltd. (“Chengdu Huanyou”)	PRC	January 20, 2015	100%	Game
Shanghai Yixi Network Technology Co., Ltd. (“ Yixi”)	PRC	March 26, 2015	100%	Software development
Beijing Fenghuang Convergence Investment Co., Ltd. (“Fenghuang Convergence”)	PRC	September 18, 2015	100%	Investment holding
Jinhua Fenghuang Huyu Network Technology Co., Ltd. (“ Jinhua Huyu “)	PRC	November 12, 2015	100%	MVAS, and games and others

*In August, 2015, the name of “Beijing Jirong Wenhua Culture Communication Co., Ltd.” was changed to “Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.”.

Schedule of consolidated financial information of Group's VIEs

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Current assets	1,341,023	1,075,360	166,007
Non-current assets	70,197	79,211	12,228
Total assets	1,411,220	1,154,571	178,235
Accounts payable	352,008	282,509	43,612
Amounts due to related parties	886	2,694	416
Amounts due to inter-company entities	608,181	406,538	62,759
Advances from customers	17,380	13,745	2,122
Taxes payable	49,717	56,034	8,650
Salary and welfare payable	84,874	85,019	13,125
Accrued expenses and other current liabilities	76,916	62,695	9,678
Current liabilities	1,189,962	909,234	140,362
Non-current liabilities	18,179	19,680	3,039
Total liabilities	1,208,141	928,914	143,401

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Revenues	1,418,693	1,632,827	1,504,370	232,235
Net income	14,851	53,141	22,329	3,447

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net cash used in operating activities	(311,286)	(110,741)	(91,907)	(14,188)
Net cash (used in)/provided by investing activities	(457,202)	403,635	(197,307)	(30,459)
Net cash provided by financing activities	—	10,000	250	39